United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here id Amendment[ ]; Amendment Number: _______
 This amendment (Check only one.):	[ ] is a restatement.
	[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	  Academy Capital Management
Address:  500 N. Valley Mills Suite 200
	  Waco, TX 76710

Form 13F File Number:	28-05974

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager?

Name:	Robert Stovall
Title:	Operation Manager - CCO
Phone:	254-751-0555

Signature, Place, and Date of Signing:

Electronically filed in Waco, TX on May 3, 2012

Report Type (Check only once.):

[X]13F HOLDINGS REPORT, (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ]13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

	Form 13F File Number	Name

28-5974 None

FORM 13F SUMMARY PAGE

Report Summary:

Number of other Included Managers:	0

Form 13F Information Table Entry Total:	37

Form 13F Information Table Value Total:	$331,129,000.00

List of Other Included Managers:


Provide a number list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manger filing this report.

[If there are no entries in this list, state ?NONE? and omit the column headings and list entries.]

	No.	Form 13F File Number	Name

	____	28-________________	None

	[Repeat as necessary.]

Abbott Laboratories    com   002824100       12,159  198,384 SH          sole                 198,384       0       0
Allstate Corp          com   020002101        5,270  160,100 SH          sole                 160,100       0       0
Apollo Group Inc       com   037604105       13,882  359,256 SH          sole                 359,256       0       0
ATT                    com   00206r102          207    6,615 SH          sole                   6,615       0       0
Becton Dickinson & Co  com   075887109       10,095  130,003 SH          sole                 130,003       0       0
Citigroup Inc          com   172967424       30,393  831,551 SH          sole                 831,551       0       0
Coca-Cola Co.          com   191216100          262    3,540 SH          sole                   3,540       0       0
Colgate Palmolive Co   com   194162103          571    5,840 SH          sole                   5,840       0       0
Comcast Corp           com   20030n200       22,929  776,987 SH          sole                 776,987       0       0
Conocophillips         com   20825c104        5,455   71,771 SH          sole                  71,771       0       0
Exxon Mobil Corp       com   30231G102        2,459   28,347 SH          sole                  28,347       0       0
General Electric Co.   com   369604103          202   10,057 SH          sole                  10,057       0       0
Google Inc Cl A        com   38259p508       12,496   19,487 SH          sole                  19,487       0       0
Health Discovery Corp  com   42218r100          1001,175,693 SH          sole               1,175,693       0       0
Intel Corp             com   458140100       21,308  757,876 SH          sole                 757,876       0       0
ITT Educational Svcs   com   45068b109       10,240  154,828 SH          sole                 154,828       0       0
Johnson & Johnson      com   478160104       14,973  227,003 SH          sole                 227,003       0       0
Legg Mason Inc         com   524901105       11,221  401,772 SH          sole                 401,772       0       0
Masco Corp             com   574599106        2,895  216,540 SH          sole                 216,540       0       0
McCormick & Co         com   579780206        5,937  109,073 SH          sole                 109,073       0       0
McGraw-Hill Co.        com   580645109       11,302  233,172 SH          sole                 233,172       0       0
Medtronic Inc          com   585055106       17,293  441,267 SH          sole                 441,267       0       0
Merck & Company        com   58933Y105        5,627  146,533 SH          sole                 146,533       0       0
Microsoft Corp         com   594918104       19,972  619,192 SH          sole                 619,192       0       0
Nestle Sa              com   641069406       12,660  201,450 SH          sole                 201,450       0       0
Omnicom Group          com   681919106        5,669  111,925 SH          sole                 111,925       0       0
Pepsico Inc            com   713448108       17,026  256,609 SH          sole                 256,609       0       0
Philip Morris          com   718172109        7,094   80,055 SH          sole                  80,055       0       0
Power 3 Medical        com   73936a103            1  270,000 SH          sole                 270,000       0       0
Primerica Inc.         com   74164m108          649   25,746 SH          sole                  25,746       0       0
Proctor & Gamble       com   742718109       16,537  246,050 SH          sole                 246,050       0       0
Provectus Pharmaceuti  com   74373f100           17   20,000 SH          sole                  20,000       0       0
Schlumberger Ltd Com   com   806857108        5,487   78,461 SH          sole                  78,461       0       0
Sysco Corp.            com   871829107        2,148   71,944 SH          sole                  71,944       0       0
Total Sa-Spon Adr      com   89151e109        5,032   98,425 SH          sole                  98,425       0       0
Travelers Cos Inc      com   89417E109        2,818   47,596 SH          sole                  47,596       0       0
Wal-Mart Stores        com   931142103       18,743  306,260 SH          sole                 306,260       0       0